Commitments and Contingencies (Details)		1 Months Ended	9 Months Ended
	Mar. 02, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares
Loss Contingencies [Line Items]
Underwriter option period		45 days
Number of units issued | shares		4,500,000
Deferred underwriting fee per unit | $ / shares			$ 0.35
Deferred underwriting fee payable		$ 25,000,000
Aggregate deferred underwriting fee payable		$ 25,000,000
Deferred fee per unit | $ / shares		$ 10.00
Gross proceeds	$ 345,000,000	$ 6,000,000
Percentage of deferred underwriting discount		3.5
Underwriting discounts rate		2
Deferred underwriting			$ 12,075,000
IPO [Member]
Loss Contingencies [Line Items]
Gross proceeds		$ 10,000,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Gross proceeds	$ 345,000,000	6,900,000
Private Placement [Member]
Loss Contingencies [Line Items]
Gross proceeds		$ 100,000,000